T. ROWE PRICE Target 2005 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 63 .4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  10,462 542 887 2,134,387 10,309
New Income Fund  9,592 920 870 1,226,777 9,802
International Bond Fund (USD
Hedged)  3,744 319 323 437,280 3,739
Dynamic Global Bond Fund  2,220 158 198 280,072 2,179
Emerging Markets Bond Fund  2,138 128 172 229,021 2,178
High Yield Fund  1,837 113 146 303,919 1,826
U.S. Treasury Long-Term Index
Fund  1,455 82 234 191,359 1,353
Dynamic Credit Fund  946 64 87 105,021 936
Floating Rate Fund  632 40 49 67,102 621
Total Bond Funds (Cost $ 34,061 ) 32,943
EQUITY FUNDS 33 .1%
T. Rowe Price Funds:
Value Fund  2,424 104 175 50,017 2,449
Growth Stock Fund  2,315 101 207 20,047 2,365
Hedged Equity Fund  1,738 74 149 130,662 1,751
U.S. Large-Cap Core Fund  1,656 69 147 36,903 1,662
International Value Equity Fund  1,413 59 112 63,348 1,411
Overseas Stock Fund  1,209 53 68 80,492 1,236
Equity Index 500 Fund  1,214 72 117 7,258 1,235
Real Assets Fund  1,173 50 95 74,083 1,209
International Stock Fund  1,056 45 75 46,163 1,025
Mid-Cap Growth Fund  569 24 38 5,593 583
Mid-Cap Value Fund  514 22 35 16,087 536
Emerging Markets Discovery Stock
Fund  459 20 40 29,142 481
Emerging Markets Stock Fund  416 18 34 11,110 436
Small-Cap Value Fund  322 13 39 5,838 325
Small-Cap Stock Fund  259 11 16 4,561 273
New Horizons Fund (2) 240 10 33 4,050 231
Total Equity Funds (Cost $ 11,402 ) 17,208
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  — 60 55 51 5
Total Other Mutual Funds (Cost $ 5 ) 5

T. ROWE PRICE Target 2005 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .6%
Money Market Funds  3.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 2,023 441 567 1,896,632 1,897
Total Short-Term Investments (Cost $ 1,897 ) 1,897
Total Investments in Securities 100.1%
(Cost $47,365) $ 52,053
Other Assets Less Liabilities (0.1)% (31)
Net Assets 100.0% $ 52,022
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 13 $ 19
Dynamic Global Bond Fund  (4) (1) 33
Emerging Markets Bond Fund  4 84 38
Emerging Markets Discovery Stock Fund  9 42 —
Emerging Markets Stock Fund  7 36 —
Equity Index 500 Fund  44 66 4
Floating Rate Fund  3 (2) 13
Growth Stock Fund  81 156 —
Hedged Equity Fund  23 88 —
High Yield Fund  5 22 34
International Bond Fund (USD Hedged)  1 (1) 40
International Stock Fund  27 (1) —
International Value Equity Fund  57 51 —
Limited Duration Inflation Focused Bond Fund  6 192 49
Mid-Cap Growth Fund  8 28 —
Mid-Cap Value Fund  7 35 —
New Horizons Fund  6 14 —
New Income Fund  (37) 160 123
Overseas Stock Fund  34 42 —
Real Assets Fund  26 81 —
Small-Cap Stock Fund  5 19 —
Small-Cap Value Fund  6 29 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  36 84 —
U.S. Treasury Long-Term Index Fund  (41) 50 15
Value Fund  35 96 —
U.S. Treasury Money Fund, 4.35% — — 23
Totals $ 348 # $ 1,383 $ 391 +

T. ROWE PRICE Target 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $391 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2005 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F182-054Q1 08/25